Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets valuation allowance	$ 0	$ 0
Net taxes payable	26,000,000	312,000,000
Unrecognized tax benefits	0	0
Provision for income taxes	$ 2,233,000,000	$ 1,001,000,000	$ 200,000,000